Business Combinations - Summary of Change in Fair Value of Contingent Consideration Liability (Details) - SugarLeaf	12 Months Ended
Mar. 31, 2020 CAD ($)
Disclosure Of Business Combinations [Line Items]
Additions through a business combination	$ 94,375,855
Change in fair value	(97,208,166)
Effect of movements in exchange rates	$ 2,832,311